Note 5 - Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Numerator:
Net loss available in basic and diluted calculation	$(1,055,593)	$(1,116,402)	$(5,793,242)	$(2,527,524)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	(1,299)	-	4,579	-
Comprehensive (loss)	(1,056,892)	(1,116,402)	(5,788,663)	(2,527,524)
Denominator:
Weighted average common shares outstanding-basic	3,320,139	157,445	2,250,315	137,428

Effect of diluted stock options, warrants and preferred stock (1)	-	-	-	-
Weighted average common shares outstanding-basic	3,320,139	157,445	2,250,315	137,428
Loss per common share-basic and diluted	$(0.32)	$(7.09)	$(2.57)	$(18.39)

	Year Ended December 31,
	2015	2014
Numerator:
Net loss available in basic and diluted calculation	$(4,790,530)	$(6,833,568)

Denominator:
Weighted average common shares outstanding-basic	155,234	119,619

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-diluted	155,234	119,619

Loss per common share-basic and diluted	$(30.86)	$(57.13)